UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 08, 2020	Feb. 19, 2020	Feb. 10, 2020	Jan. 27, 2020
$5.0 Million Convertible Debentures [Member]
Supplemental Cash Flow Information [Abstract]
Face amount	$ 5.0	$ 5.0	$ 1.5	$ 1.5	$ 2.0